Supplemental Information Condensed Financial Information for the Three Months Ended December 31, 2023 - Schedule of Condensed Consolidated Statement of Operations (Details) - USD ($)		3 Months Ended						12 Months Ended
		Mar. 31, 2025	Dec. 31, 2024		Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2024		Sep. 30, 2023
Schedule of Condensed Consolidated Statement of Operations [Abstract]
Total operating expenses		$ 1,507,107	$ 4,524,180		$ 2,085,176	$ 2,801,355		$ 7,104,589		$ 14,659,751
Loss from operations		(1,507,107)	(4,524,180)		(2,085,176)	(2,801,355)		(7,104,589)		(14,659,751)
Total other expense, net		104,648,001	(156,105,824)		(10,025)	(5,862)		(273,010)		(563)
Net loss from continuing operations		103,140,894	(160,630,004)		(2,095,201)	(2,807,217)		(7,377,599)		(14,660,314)
Net loss from discontinued operations		(182,755)	(157,975)		(334,216)	(6,120,878)		(1,140,921)		(2,768,114)
Net loss		$ 102,958,139	$ (160,787,979)	[1]	$ (2,429,417)	$ (8,928,095)		$ (8,518,520)	[1]	$ (17,428,428)	[1]
NET LOSS PER COMMON SHARE (1):
Basic, continuing operations (in Dollars per share)		$ 20.8	$ (51.91)		$ (1.19)	$ (2.13)	[2]	$ (4.27)		$ (11.64)
Diluted, continuing operations (in Dollars per share)		18.19	(51.91)			(2.13)	[2]	(4.27)		(11.64)
Basic, discontinued operations (in Dollars per share)	[2]					(4.63)
Diluted, discontinued operations (in Dollars per share)		(0.04)	(0.05)		(0.19)	(4.63)	[2]	(0.66)		(2.2)
Basic (in Dollars per share)		20.76	(51.96)		(1.38)	(6.76)	[2]	(4.93)		(13.84)
Diluted (in Dollars per share)		$ 18.15	$ (51.96)			$ (6.76)	[2]	$ (4.93)		$ (13.84)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in Shares)		4,959,516	3,094,253		1,754,449	1,320,456		1,728,144		1,259,333
Diluted (in Shares)		5,671,702	3,094,253			1,320,456		1,728,144		1,259,333

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.